Redeemable Preferred Stock (Tables)	12 Months Ended
Dec. 31, 2014
Redeemable Preferred Stock [Abstract]
Preferred Shares Outstanding

		December 31, 2014 and 2013		Carrying Value (a) ($ in millions)
	Preferred Stock Rate	Redemption price ($ per share)	Shares Outstanding	December 31, 2014	December 31, 2013
DP&L Series A	3.75%	$102.50	93,280	$7.4	$7.4
DP&L Series B	3.75%	$103.00	69,398	5.6	5.6
DP&L Series C	3.90%	$101.00	65,830	5.4	5.4
Total			228,508	$18.4	$18.4